INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by the company’s subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The major components of income tax expense (recovery) include the following for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Current income tax expense (recovery)	$167	$59	$29
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(72)	(76)	(1)
Recovery arising from previously unrecognized tax assets	(20)	—	(23)
Change in tax rates and imposition of new legislation	(3)	(17)	—
Deferred income tax expense (recovery)	(95)	(93)	(24)
Total income tax expense (recovery)	$72	$(34)	$5
The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the company’s subsidiaries operate.
The company’s effective income tax rate is different from the company’s composite income tax rate due to the following differences set out below:

(%)	2023	2022	2021
Composite income tax rate	26%	26%	26%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(13)	(31)	15
International operations subject to different tax rates	(1)	1	(9)
Recognition of deferred tax assets	3	—	(39)
Non-recognition of the benefit of current year’s tax losses	(2)	3	19
Change in tax rates and imposition of new legislation	—	(3)	1
Non-deductible expenses and other	(22)	—	16
Effective income tax rate	(9)%	(4)%	29%
Deferred income tax assets and liabilities as at December 31, 2023 and 2022 relate to the following:

(US$ MILLIONS)	2023	2022
Non-capital losses (Canada)	$2	$6
Losses (U.S.)	15	160
Losses (International)	349	308
Difference in basis	(1,425)	(1,364)
Total net deferred tax (liability) asset	$(1,059)	$(890)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$221	$626
Deferred income tax liabilities	(1,280)	(1,516)
Total net deferred tax (liability) asset	$(1,059)	$(890)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2023	2022
Opening net deferred tax (liability) asset	$(890)	$(139)
Recognized in income from continuing operations	95	93
Recognized in income from discontinued operations	49	400
Recognized in other comprehensive income	19	(33)
Other (1)	(332)	(1,211)
Net deferred tax (liability) asset	$(1,059)	$(890)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
After three years from reporting date	$12	$24
No expiry	75	225
Total	$87	$249
The components of the income taxes in other comprehensive income for the years ended December 31, 2023, 2022, and 2021 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
FVOCI securities	$—	$(8)	$—
Net investment hedges	(1)	2	5
Cash flow hedges	(18)	43	7
Pension plan actuarial changes	—	(4)	12
Total tax expense (recovery) in other comprehensive income	$(19)	$33	$24
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $279 million (2022: $nil).